Calvert
Responsible Municipal Income Fund
September 30, 2024
Schedule of Investments (Unaudited)

Corporate Bonds — 2.4%

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 0.7%
Conservation Fund, 3.474%, 12/15/29	$3,493	$ 3,281,916
		$ 3,281,916
Financial — 1.1%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$5,000	$ 4,595,138
		$ 4,595,138
Other Revenue — 0.6%
Nature Conservancy:
Series A, 0.794%, 7/1/25	$1,450	$ 1,409,116
Series A, 0.944%, 7/1/26	1,285	1,205,820
		$2,614,936
Total Corporate Bonds (identified cost $11,178,404)		$10,491,990

Tax-Exempt Mortgage-Backed Securities — 4.1%

Security	Principal Amount (000's omitted)	Value
Housing — 4.1%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$3,991	$ 3,907,234
National Finance Authority, NH, Municipal Certificates:
Series 2022-1, Class A, 4.375%, 9/20/36	2,913	2,998,401
Series 2022-2, Class A, 4.00%, 10/20/36	2,922	2,927,322
Series 2024-2, Class A, 3.625%, 8/20/39	1,497	1,435,797
Series 2024-3, Class A, 4.164%, 10/20/41	2,498	2,492,682
Washington Housing Finance Commission, Municipal Certificates, Series 2024-1, Class A, 4.084%, 3/20/40	4,000	3,977,840
Total Tax-Exempt Mortgage-Backed Securities (identified cost $17,263,550)		$ 17,739,276

Tax-Exempt Municipal Obligations — 89.0%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.6%
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/40	$1,000	$ 1,140,880
Indianapolis Local Public Improvement Bond Bank, IN, Green Bonds, 5.00%, 1/1/52	2,000	2,156,580
Michigan Finance Authority, (Clean Water Revolving Fund), 3.00%, 10/1/37	1,390	1,310,325
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	$3,000	$ 3,341,520
Oklahoma Water Resources Board, 4.00%, 10/1/44(1)	3,400	3,415,266
		$ 11,364,571
Education — 5.2%
Arizona State University:
Green Bonds, 5.00%, 7/1/42	$2,000	$ 2,053,620
Green Bonds, 5.00%, 7/1/43	2,100	2,237,802
Green Bonds, 5.50%, 7/1/48	3,200	3,636,128
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/25	110	109,787
4.00%, 6/15/26	110	109,255
4.00%, 6/15/27	80	80,073
4.00%, 6/15/30	100	99,155
4.00%, 6/15/31	100	98,506
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,025,980
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), Social Bonds, 4.00%, 7/1/31(2)	250	250,092
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(2)	500	478,075
Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), 2.45% to 4/1/26 (Put Date), 11/1/30	2,250	2,221,762
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	4,000	4,380,760
Pennsylvania Higher Educational Facilities Authority:
4.00%, 6/15/36	1,530	1,546,371
Prerefunded to 6/15/26, 4.00%, 6/15/36	20	20,449
Public Finance Authority, WI, (Coral Academy of Science Las Vegas), 4.00%, 7/1/41	1,000	929,310
Public Finance Authority, WI, (Roseman University of Health Sciences), 4.00%, 4/1/32(2)	815	822,205
University of South Carolina, 5.00%, 5/1/46	2,485	2,692,522
		$22,791,852
Electric Utilities — 3.9%
Douglas County Public Utility District No. 1, WA:
4.00%, 9/1/39	$2,000	$2,075,800
4.00%, 9/1/40	2,000	2,065,420
Grant County Public Utility District No. 2, WA, (Priest Rapids Hydroelectric Project), 5.00%, 1/1/40	1,525	1,714,176
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	2,375	2,375,214
Missouri Joint Municipal Electric Utility Commission, Green Bonds, 5.25%, 12/1/43	2,000	2,193,500
New York Power Authority, Green Bonds, 5.00%, 11/15/40(1)	1,250	1,456,625
Tacoma, WA, Electric System Revenue, Green Bonds, 5.00%, 1/1/49	3,000	3,293,160

Calvert
Responsible Municipal Income Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	$1,120	$ 1,097,365
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	694,444
		$ 16,965,704
Escrowed/Prerefunded — 0.0%(3)
Public Finance Authority, WI, (Roseman University of Health Sciences), Escrowed to Maturity, 4.00%, 4/1/32(2)	$15	$ 15,814
		$ 15,814
General Obligations — 20.0%
Antelope Valley Community College District, CA, (Election of 2016), 5.25%, 8/1/42	$3,000	$ 3,448,620
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	3,500	4,042,255
California:
4.00%, 9/1/32	1,000	1,020,870
4.00%, 8/1/44	4,525	4,686,633
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	1,250	1,258,900
Chicago Board of Education, IL:
5.00%, 12/1/32	2,000	2,074,940
5.00%, 12/1/34	2,160	2,215,534
5.00%, 12/1/36	1,000	1,021,850
5.25%, 12/1/36	4,000	4,365,960
Connecticut:
Social Bonds, 4.00%, 1/15/44	3,000	3,092,490
Social Bonds, 5.00%, 11/15/36	5,000	5,757,300
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/42(1)	2,500	2,830,350
Detroit, MI:
Social Bonds, 5.25%, 5/1/31	600	675,552
Social Bonds, 5.25%, 5/1/32	600	682,404
Groton, CT, Green Bonds, 4.125%, 4/1/42	1,000	1,022,550
Hawaii, 4.00%, 10/1/34	2,000	2,034,100
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/36	3,425	3,580,426
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/38	2,000	2,364,200
5.25%, 8/1/40	1,200	1,403,532
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,180	2,204,678
Los Angeles Unified School District, CA:
Sustainability Bonds, 5.00%, 7/1/36	2,035	2,413,754
Sustainability Bonds, 5.00%, 7/1/42(1)	4,000	4,647,800
Sustainability Bonds, 5.25%, 7/1/47	5,000	5,664,350
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,064,260
Martin County West Independent School District No. 2448, MN, 5.00%, 2/1/38	2,355	2,727,278
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,720,100
Metropolitan Water Reclamation District of Greater Chicago, IL, Green Bonds, 5.00%, 12/1/45	3,000	3,070,800
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	$980	$ 1,118,053
Passaic County Improvement Authority, NJ, (Paterson Board of Education), Green Bonds, 3.00%, 2/1/42	1,175	1,056,396
Renton School District No. 403, WA, 4.00%, 12/1/39	1,250	1,305,687
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	3,000	3,121,500
San Diego Unified School District, CA, (Election of 2008), Green Bonds, 5.00%, 7/1/48	5,990	6,707,662
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,539,885
		$ 86,940,669
Hospital — 10.3%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta, Inc.), 4.00%, 7/1/49	$2,235	$2,222,372
California Health Facilities Financing Authority, (Adventist Health System/West), 5.25%, 12/1/43	1,000	1,117,110
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	4,460	4,517,267
Collier County Industrial Development Authority, FL, (NHC Healthcare System), 5.00% to 10/1/31 (Put Date), 10/1/54	3,000	3,314,910
Huntsville Health Care Authority, AL, (HH Health System), 5.00% to 6/1/30 (Put Date), 6/1/53	5,000	5,466,250
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,162,825
4.00%, 4/1/36	2,520	2,422,552
Indiana Finance Authority, (Indiana University Health), 5.00%, 10/1/41	1,250	1,393,700
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	3,000	3,011,910
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500	520,455
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000	1,910,260
Michigan Finance Authority, (Henry Ford Health Detroit):
Green Bonds, 5.25%, 2/29/40	600	672,954
Green Bonds, 5.25%, 2/28/41	1,100	1,225,092
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	2,000	2,028,480
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	2,000	1,943,600
4.00%, 11/15/49	1,250	1,201,825
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 9/1/45	3,000	3,009,330
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00% to 11/15/30 (Put Date), 11/15/52	2,000	2,216,080
University of Wisconsin Hospitals and Clinics Authority, Green Bonds, 4.00%, 4/1/44	1,460	1,461,956

Calvert
Responsible Municipal Income Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 4.00%, 11/15/39	$4,000	$ 3,987,800
		$ 44,806,728
Housing — 16.4%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue:
5.00%, 8/15/28	$1,240	$ 1,317,153
Social Bonds, 4.00%, 8/15/44	1,000	997,830
California Municipal Finance Authority, (Terry Manor Apartments), (FNMA), Sustainable Bonds, 4.20%, 8/1/40	4,000	4,114,560
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	1,250	1,076,725
Denver City and County Housing Authority, CO, Sustainability Bonds, 4.50%, 7/1/41	2,000	2,066,660
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,832,664
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,972,400
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/31	1,020	1,055,139
4.00%, 5/15/34	1,145	1,174,633
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/38	800	861,928
Indiana Housing and Community Development Authority, SFMR:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 7/1/37	1,000	1,032,630
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.60%, 7/1/42	1,000	1,034,030
Los Angeles Housing Authority, CA, (FNMA), 3.75%, 4/1/34	2,000	2,050,160
Maine Housing Authority, Social Bonds, 4.15%, 11/15/42	1,615	1,621,121
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,575,661
4.35%, 7/1/50	1,000	983,800
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	1,000	1,111,450
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	750	740,513
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.40%, 12/1/38	1,475	1,530,622
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.70%, 12/1/43	2,000	2,069,680
Sustainability Bonds, 2.80%, 12/1/26	1,000	998,790
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 3.85%, 4/1/32	3,620	3,726,645
New Mexico Mortgage Finance Authority, 5.00% to 6/1/25 (Put Date), 2/1/42	525	525,809
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	3,430	3,301,032
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,739,031
Sustainable Development Bonds, 1.75%, 11/1/32	1,060	871,702
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	3,000	3,008,190
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY: (continued)
Sustainable Neighborhood Bonds, 3.80%, 11/1/30	$965	$ 965,299
New York Housing Finance Agency:
Sustainability Bonds, (FHLMC), (FNMA), (GNMA), (SONYMA), 2.85%, 11/1/39	1,980	1,747,330
Sustainability Bonds, (SONYMA), 2.50% to 5/1/27 (Put Date), 11/1/60	2,000	1,974,640
Oregon Housing and Community Services Department, (Redmond Landing Apartments), (FNMA), 4.33%, 11/1/43	2,500	2,535,325
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	930	929,981
Social Bonds, 0.95%, 10/1/28	1,125	1,009,912
Social Bonds, 4.30%, 10/1/42	3,000	3,037,080
Social Bonds, 4.40%, 10/1/38	1,500	1,561,425
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	698,084
Seattle Housing Authority, WA, (Juniper Apartments):
4.375%, 12/1/30	1,000	1,022,800
5.00%, 6/1/27	500	518,350
Utah Housing Corp., 4.00%, 1/1/36	755	758,579
Virginia Housing Development Authority, 4.10%, 10/1/27	4,000	4,002,560
Washington Housing Finance Commission, (Radford Court and Nordheim Court), 5.50%, 7/1/44	1,000	1,112,830
Wisconsin Housing and Economic Development Authority, 3.875% to 5/1/27 (Put Date), 11/1/54	1,250	1,262,212
		$71,526,965
Industrial Development Revenue — 3.1%
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	$1,000	$1,056,450
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	2,000	2,011,580
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850	847,017
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(2)	1,720	1,703,729
Iowa Finance Authority, IA, (LOC: Citibank, N.A.), (AMT), 3.875% to 4/1/26 (Put Date), 1/1/42	3,500	3,527,930
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	1,000,000
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(2)	2,000	1,945,480
Valparaiso, IN, (Pratt Paper (IN) LLC), (AMT), 4.875%, 1/1/44(2)	1,250	1,314,037
		$13,406,223
Insured - Electric Utilities — 0.7%
New York Power Authority:
(AGM), Green Bonds, 5.25%, 11/15/41	$1,500	$1,771,860
(AGM), Green Bonds, 5.25%, 11/15/42	1,000	1,175,430
		$2,947,290

Calvert
Responsible Municipal Income Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.2%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	$1,000	$ 976,850
		$ 976,850
Insured - Solid Waste — 0.4%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AGM), (AMT), 5.00%, 9/1/25	$1,465	$ 1,487,605
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/28	15	16,308
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/30	15	16,485
		$ 1,520,398
Insured - Transportation — 0.2%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$1,009,950
		$1,009,950
Insured - Water and Sewer — 1.8%
Carmel, IN, Waterworks Revenue, (BAM), 5.25%, 5/1/51	$1,375	$1,479,899
Chicago, IL, Wastewater Transmission Revenue, (AGM), 5.00%, 1/1/39	1,000	1,115,200
Chicago, IL, Water Revenue, (AGM), 5.00%, 11/1/38	1,000	1,114,030
Eagle River Water and Sanitation District, CO, (AGM), 4.00%, 12/1/52	2,000	1,978,100
Passaic Valley Water Commission, NJ, (AGM), 4.00%, 12/1/48	2,250	2,294,145
		$7,981,374
Lease Revenue/Certificates of Participation — 3.5%
Avon Community School Building Corp., IN, 5.50%, 7/15/41	$1,000	$1,159,170
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	4,000	4,432,840
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,172,270
Kansas City, MO, Special Obligation Bonds, 4.00%, 10/1/35	600	603,822
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 10/1/25	1,100	1,124,695
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/35	1,200	1,364,052
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,552,395
Wasatch County School District Local Building Authority, UT, 5.50%, 6/1/47	3,500	3,888,675
		$15,297,919
Other Revenue — 5.3%
California Community Choice Financing Authority:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$1,500	$1,605,885
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	3,000	3,295,770
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,807,889
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,940	5,529,836
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	$1,310	$ 1,411,630
Green Bonds, 5.00%, 9/1/36	1,445	1,549,734
Hudson Yards Infrastructure Corp., NY:
Green Bonds, 4.00%, 2/15/38	2,360	2,480,124
Green Bonds, 4.00%, 2/15/41	3,000	3,094,800
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,020,570
4.45%, 11/1/36	1,000	1,028,840
		$22,825,078
Senior Living/Life Care — 0.3%
Franklin County, OH, (Ohio Living), 4.00%, 7/1/33	$1,500	$1,484,625
		$1,484,625
Special Tax Revenue — 3.9%
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/50	$1,000	$1,081,160
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/44	2,500	2,807,525
Regional Transportation District, CO, Sales Tax Revenue, Green Bonds, 4.00%, 11/1/39	1,000	1,037,330
Sales Tax Securitization Corp., IL, Social Bonds, 4.00%, 1/1/42	3,000	3,037,560
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/39	3,000	3,433,290
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/40	3,000	3,492,900
Village of Bellwood, IL, (Bellwood Workforce Housing), 5.00%, 12/1/50	1,000	1,036,260
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 4.125%, 7/15/47	1,000	997,710
		$16,923,735
Student Loan — 1.0%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/30	$3,000	$3,225,120
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/30	1,000	1,070,390
		$4,295,510
Transportation — 5.7%
Atlanta, GA, (Airport Passenger Facility Charge):
Green Bonds, 5.00%, 7/1/44	$1,460	$1,625,432
Green Bonds, (AMT), 5.25%, 7/1/41	1,500	1,671,180
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
Green Bonds, (AMT), 5.00%, 5/15/37	1,760	1,971,341
Green Bonds, (AMT), 5.50%, 5/15/39	3,200	3,607,904

Calvert
Responsible Municipal Income Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Massachusetts Port Authority, Green Bonds, (AMT), 5.00%, 7/1/35	$4,000	$ 4,446,040
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	1,000	1,096,920
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/45	2,000	1,983,740
Port of Portland, OR, (Portland International Airport):
Green Bonds, (AMT), 5.25%, 7/1/39	1,500	1,688,550
Green Bonds, (AMT), 5.25%, 7/1/45	6,000	6,647,700
		$ 24,738,807
Water and Sewer — 4.5%
Clairton Municipal Authority, PA Sewer Revenue, 4.00%, 12/1/38	$1,750	$1,774,255
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.25%, 7/1/48	1,000	1,128,410
Indiana Finance Authority, (CWA Authority), Green Bonds, 5.00%, 10/1/44	3,000	3,168,720
Jefferson County, AL, Sewer Revenue, 5.25%, 10/1/40	1,500	1,684,890
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/42	700	796,068
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/47	1,000	1,096,450
Santa Clara Valley Water District, CA:
5.00%, 8/1/42	1,000	1,135,990
5.00%, 8/1/47	2,100	2,344,230
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,500	2,503,025
Tampa Bay Water, FL, Sustainability Bonds, 5.25%, 10/1/47	3,500	3,934,630
		$19,566,668
Total Tax-Exempt Municipal Obligations (identified cost $378,651,786)		$387,386,730

Taxable Municipal Obligations — 4.0%

Security	Principal Amount (000's omitted)	Value
Education — 0.9%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.74%, 4/1/25	$600	$ 590,640
1.99%, 4/1/26	550	527,769
2.19%, 4/1/27	600	565,182
2.38%, 4/1/28	1,190	1,102,154
2.50%, 4/1/29	1,000	908,920
		$ 3,694,665
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.4%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.015%, 11/1/25(2)	$745	$ 724,326
Green Bonds, 2.52%, 11/1/28(2)	1,205	1,121,241
		$ 1,845,567
General Obligations — 1.1%
Detroit, MI, Social Bonds, 2.96%, 4/1/27	$750	$ 721,665
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	366,146
1.802%, 8/1/31	400	346,400
Los Angeles, CA, Social Bonds, 5.00%, 9/1/26	3,000	3,063,450
Tustin Unified School District, CA, 1.554%, 8/1/29	535	481,891
		$4,979,552
Hospital — 0.1%
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	$590	$552,924
		$552,924
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$443,235
		$443,235
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.509%, 7/1/25	$150	$146,241
(AGM), 2.005%, 7/1/27	185	172,359
(AGM), 2.429%, 7/1/29	275	248,267
(AGM), 2.679%, 7/1/31	350	305,946
		$872,813
Lease Revenue/Certificates of Participation — 0.4%
New Jersey Economic Development Authority, (Offshore Wind Port):
Green Bonds, 5.198%, 3/1/31	$500	$522,735
Green Bonds, 5.298%, 3/1/32	500	526,905
Green Bonds, 5.398%, 3/1/33	500	531,700
		$1,581,340

Calvert
Responsible Municipal Income Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.8%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.211%, 6/1/25	$1,500	$ 1,479,675
Social Bonds, 2.361%, 6/1/26	2,000	1,945,060
		$ 3,424,735
Total Taxable Municipal Obligations (identified cost $18,029,346)		$ 17,394,831

Short-Term Investments — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(4)	9,886,881	$ 9,886,881
Total Short-Term Investments (identified cost $9,886,881)		$ 9,886,881
Total Investments — 101.8% (identified cost $435,009,967)		$442,899,708
Other Assets, Less Liabilities — (1.8)%		$ (7,757,473)
Net Assets — 100.0%		$435,142,235

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	When-issued security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $8,374,999 or 1.9% of the Fund's net assets.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.

At September 30, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California21.3%
Others, representing less than 10% individually75.8%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2024, 3.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 2.9% of total investments.

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SONYMA	– State of New York Mortgage Agency

The Fund did not have any open derivative instruments at September 30, 2024.
Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $9,886,881, which represents 2.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,830,860	$114,619,875	$(106,563,854)	$ —	$ —	$9,886,881	$164,680	9,886,881

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Responsible Municipal Income Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$10,491,990	$ —	$10,491,990
Tax-Exempt Mortgage-Backed Securities	—	17,739,276	—	17,739,276
Tax-Exempt Municipal Obligations	—	387,386,730	—	387,386,730
Taxable Municipal Obligations	—	17,394,831	—	17,394,831
Short-Term Investments	9,886,881	—	—	9,886,881
Total Investments	$9,886,881	$433,012,827	$ —	$442,899,708
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.